DEBT (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Jul. 31, 2015 USD ($)	Nov. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Mar. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)
Three-year revolving bank credit facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term					3 years
Line of Credit Facility, Maximum Borrowing Capacity					¥ 300,000					¥ 500,000
Line of Credit Facility, Remaining Borrowing Capacity							¥ 499,300
Proceeds from Long-term Lines of Credit							100,000		¥ 0	104,540
Repayments of Long-term Lines of Credit							¥ 100,000		¥ 0	¥ 104,540
Debt Instrument, Interest Rate During Period							5.61%	5.61%		6.00%	6.00%
Line Of Credit Facility Guarantee Amount							¥ 700
One Year Bank Loan Contract [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	1 year
Debt Instrument, Interest Rate During Period							1.49%	1.49%
Proceeds from Lines of Credit | $								$ 30,000
Debt Instrument, Basis Spread on Variable Rate	1.20%
Short Term Debt Maximum Amount Borrowing Capacity | $	$ 30,000
Debt Instrument, Description of Variable Rate Basis	three-month London Interbank Offered Rate
Debt Instrument, Collateral Amount							¥ 220,000
One-Year Bank Loan Contract [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	1 year
Debt Instrument, Interest Rate During Period							1.50%	1.50%
Proceeds from Lines of Credit | $								$ 50,000
Debt Instrument, Basis Spread on Variable Rate	1.20%
Short Term Debt Maximum Amount Borrowing Capacity | $	$ 50,000
Debt Instrument, Description of Variable Rate Basis	three-month London Interbank Offered Rate
Debt Instrument, Collateral Amount							¥ 360,000
Five-year bank credit facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term						5 years
Line of Credit Facility, Maximum Borrowing Capacity						¥ 500,000
Line Of Credit Facility Expiration Amount												¥ 100,000
Thirty-month bank credit facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term				30 months
Debt Instrument, Interest Rate During Period										3.54%	3.54%
Proceeds from Lines of Credit | $											$ 200
Repayments of Lines of Credit | $											$ 200
Debt Instrument, Basis Spread on Variable Rate												2.70%
Short Term Debt Maximum Amount Borrowing Capacity | $				$ 10,000
Debt Instrument, Description of Variable Rate Basis												twelve-month London Interbank Offered Rate
One-year entrusted loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term										1 year	1 year
Proceeds from Lines of Credit			¥ 300,000
Repayments of Lines of Credit		¥ 300,000
Debt Instrument, Interest Rate, Stated Percentage										5.40%